Members’ equity (deficit) (Details Narrative) - Rubicon Technologies L L C [Member] - Series E Preferred Stock [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Warrants issued		$ 32,500
Number of shares issued, shares	8,278,000	1,083,008